Significant Accounting Policies (Details) - USD ($)		3 Months Ended
	Feb. 01, 2021	Mar. 31, 2023	Dec. 31, 2022
Significant accounting policies [Abstract]
Loss per share totaled		$ 1,978,948	$ 7,081,173
Intangible assets useful life		3 years
Incurred amount		$ 0	$ 0
Warrant derivative loss	$ 9,743,659
Warrant liability		$ 0